Common Shares and Common Stock Subscribed	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Common Shares and Common Stock Subscribed

6. Common Shares

Year Ended December 31, 2015

a)	On February 2, 2015, the Company issued 10,000,000 common shares at $0.01 per share for total cash proceeds of $100,000.
b)	On February 2, 2015, the Company issued 500,000 common shares for services provided with a fair value of $5,900. The fair value of the shares was determined by using the end of day trading price of the Company’s common shares on the date of the agreement.
c)	On March 20, 2015, the Company issued 5,000,000 common shares at $0.01 per share for total cash proceeds of $50,000.
d)	During the year ended December 31, 2015, the Company issued an aggregate of 23,944,123 common shares upon the conversion of $442,282 of convertible notes payable and accrued interest.

Year Ended December 31, 2014

e)	On May 19, 2014, the Company issued 69,000,000 common shares for proceeds of $100,000 pursuant to the December 13, 2013 shares exchange agreement with Eurogas, Inc., as amended on January 13 and May 13, 2014.
f)	During the year ended December 31, 2014, the Company issued an aggregate of 2,000,000 common shares for services provided. The fair value of the shares issued of $88,190 was determined by using the end of day trading price of the Company’s common shares on the dates of the agreements.
g)	During the year ended December 31, 2014, the Company issued an aggregate of 18,427,675 common shares upon the conversion of $683,856 of convertible notes payable and accrued interest.

7. Common Stock Subscribed

a)	On August 31, 2011, the Company received proceeds of $50,000 for the issuance of common shares. The details of the subscription were to be agreed upon at a later date and have not be yet been finalized.
b)	On December 21, 2015, the Company received proceeds of $50,000 for the issuance of 5,000,000 common shares at $0.01 per share. The common shares were issued on January 11, 2016. Refer to Note 12(a).

c)	On December 28, 2015, the Company received proceeds of $100,000 for the issuance of 10,000,000 common shares at $0.01 per share. The common shares were issued on January 11, 2016. Refer to Note 12(a). In connection with this financing, the Company incurred share issuance costs of $10,000.